ALISON RYAN

Assistant Vice President &

Managing Assistant General Counsel II

OGC Retail Legal & Compliance

(949) 219-3268 Telephone

Alison.Ryan@PacificLife.com

May 22, 2024

Mr. Michael Rosenberg

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

RE:	Post-Effective Amendment No. 3 to the Registration Statement for Pacific Choice 2 Variable Annuity NY (File No. 333-261004), funded through Separate Account A (File Number 811-09203) of Pacific Life & Annuity Company; Request for Selective Review

On behalf of Pacific Life & Annuity Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 3, on Form N-4. This Post-Effective Amendment relates to an individual flexible premium deferred variable annuity contract designated as Pacific Choice 2 Variable Annuity NY (“Choice 2 NY”), which is funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).” This Post-Effective Amendment contains disclosure for the addition of guaranteed minimum accumulation benefit riders called Protected Investment Benefit 5 Year and 7 Year Options (“PIB”), which are substantially similar to the existing guaranteed minimum accumulation benefit riders by the same name offered on currently sold products.

The Staff previously reviewed the existing rider disclosure contained in these Post-Effective Amendments in connection with its review of the following filings:

•	485(a) Filings Post Effective Amendment No. 22 on Pacific Choice Variable Annuity NY (333-184972) and Post Effective Amendment No. 27 on Pacific Odyssey NY (2013) 333-185329, filed on February 15, 2024.

The previously filed amendments referenced above are referred to as the “Prior Filings”.

The PIB disclosure differs materially to the existing rider by the same name in the Prior Filings in the following manner:

1.	Implementation of the Rate Sheet Supplement for the Annual Charge Percentage and Protected Amount Percentage.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate.

The new PIB riders are scheduled to launch on October 1, 2024. Accordingly, we intend to incorporate the Staff’s comments via a Rule 485(b) filing with an effective date of October 1, 2024. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3268.

Sincerely,

/s/ Alison Ryan

Alison Ryan